Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,960,000
Previously Paid Amount	0.00
Total Fee Amount	961.18
Total Offset Amount	0.00
Net Fee	961.18
Narrative - Max Aggregate Offering Price	$ 6,960,000
Final Prospectus	true